INVESTMENTS IN ASSOCIATED ENTITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Purchase of interests in associates		$ 25,742	$ 38,150
Investments in associated entities		$ 58,189	$ 34,781	$ 0
Caserones [Member]
Disclosure of associates [line items]
Net smelter return royalty	0.418%
Payments for net smelter return royalties	$ 34,100
SLM California [Member]
Disclosure of associates [line items]
Net smelter return royalty		0.7335%
Proportion of ownership interest in associate		37.70%	21.50%
Purchase of interests in associates		$ 25,742	$ 34,100
Additional ownership interests in associates		16.23%
Investments in associated entities		$ 58,189	$ 34,781	$ 0
SLM California [Member] | Caserones [Member]
Disclosure of associates [line items]
Net smelter return royalty	0.418%	2.88%
Rawhide [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		38.07%	38.07%
Impairment loss on investment			$ 8,145
Equity income from associated entities		$ 0	374
Investments in associated entities		$ 0	$ 0
Tercero [Member] | SLM California [Member]
Disclosure of associates [line items]
Proportion of voting rights held in associate		50.00%
Tercero [Member] | SLM California [Member] | Share Purchase Agreement [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.00%
Purchase of interests in associates		$ 68,200
Proportion of voting rights held in associate		67.50%